LEASE - Supplemental Cash Flow Information Related to Leases (Details) ¥ in Thousands	9 Months Ended
Sep. 30, 2019 CNY (¥)
LEASE
Cash paid for amounts included in measurement of lease liabilities:- Operating cash flows from finance leases	¥ (183,416)
Cash paid for amounts included in measurement of lease liabilities:- Operating cash flows from operating leases	(70,525)
Cash paid for amounts included in measurement of lease liabilities:- Financing cash flows from finance leases	(247,946)
Non-cash information on lease liabilities arising from obtaining ROU assets- Finance leases	755,070
Non-cash information on lease liabilities arising from obtaining ROU assets- Operating leases	¥ 9,366